Property and equipment	12 Months Ended
Mar. 31, 2014
Property and equipment
Property and equipment

4. Property and equipment

        Property and equipment consisted of the following as of March 31:

	2013	2014
Land	$5,277	$5,277
Buildings	3,554	3,554
Motor vehicles, furniture and fixtures	5,027	8,463
Assets under capital lease	1,437	374
Leasehold improvements	3,769	4,569
Software	5,267	6,706
Computers and office equipment	11,338	19,617

Total cost	35,669	48,560
Accumulated depreciation	(13,852)	(22,403)

	21,817	26,157
Assets under construction	43	288

Property and equipment, net	$21,860	$26,445